Notes Related to the Consolidated Statements of Financial Position - Summary of breakdown of provisions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other provisions [line items]
Opening	€ 163	€ 181	€ 89
Other	(8)	30	(8)
Provisions	59	33	101
Reversals		81
Closing	214	163	181
Provision for retirement indemnities [member]
Disclosure of other provisions [line items]
Opening	163	100	89
Other	(8)	30	(8)
Provisions	59	33	20
Closing	€ 214	163	100
Provisions for disputes [member]
Disclosure of other provisions [line items]
Opening		81
Provisions			81
Reversals		€ 81
Closing			€ 81